Equity - Schedule of Outstanding Share Purchase Warrants (Details) - Warrants [member]	18 Months Ended
Sep. 30, 2024 shares
Equity - Schedule of Outstanding Share Purchase Warrants (Details) [Line Items]
Balance – April 1, 2023	32,600,000
Issued (in Shares)	300,000
Balance – March 31, 2024	32,900,000